Background and critical accounting policies	12 Months Ended
Dec. 31, 2018
Background and critical accounting policies
Background and critical accounting policies

A     Background and critical accounting policies

A1   Basis of preparation and exchange rates

Prudential plc (‘the Company’) together with its subsidiaries (collectively, ‘the Group’ or ‘Prudential’) is an international financial services group. The Group has operations in Asia, the US, the UK and Europe, and Africa. Prudential offers a wide range of retail financial products and services and asset management services throughout these operations. The retail financial products and services primarily include life insurance, pensions and annuities as well as collective investment schemes. On 14 March 2018, the Company announced its intention to demerge M&GPrudential, its UK and Europe business, from Prudential plc resulting in two separately-listed companies. While it remains the intention to demerge the business, M&GPrudential has not been disclosed separately as available for distribution at 31 December 2018, as the business does not satisfy the criteria of being immediately available for sale under IFRS 5, ‘Non-current Assets Held for Sale and Discontinued Operations’.

Basis of preparation

These statements have been prepared in accordance with IFRS Standards as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU) as required by EU law (IAS Regulation EC1606/2032). EU-endorsed IFRS Standards may differ from IFRS Standards issued by the IASB if, at any point in time, new or amended IFRS Standards have not been endorsed by the EU. At 31 December 2018, there were no unendorsed standards effective for the three years ended 31 December 2018 which impact the consolidated financial information of the Group. There were no differences between IFRS Standards endorsed by the EU and IFRS Standards issued by the IASB in terms of their application to the Group. These statements have been prepared on a going concern basis.

The Group IFRS accounting policies are the same as those applied for the year ended 31 December 2017 with the exception of the adoption of the new and amended accounting standards as described in note A2.

Exchange rates

The exchange rates applied for balances and transactions in currency other than the presentational currency of the Group, pounds sterling (GBP), were:

	Closing	Average rate	Closing	Average rate	Closing	Average rate	Opening
	rate at	for	rate at	for	rate at	for	rate at
	31 Dec 2018	2018	31 Dec 2017	2017	31 Dec 2016	2016	1 Jan 2016
Local currency: £
Hong Kong	9.97	10.46	10.57	10.04	9.58	10.52	11.42
Indonesia	18,314.37	18,987.65	18,353.44	17,249.38	16,647.30	18,026.11	20,317.71
Malaysia	5.26	5.38	5.47	5.54	5.54	5.61	6.33
Singapore	1.74	1.80	1.81	1.78	1.79	1.87	2.09
China	8.74	8.82	8.81	8.71	8.59	8.99	9.57
India	88.92	91.25	86.34	83.90	83.86	91.02	97.51
Vietnam	29,541.15	30,732.53	30,719.60	29,279.71	28,136.99	30,292.79	33,140.64
Thailand	41.47	43.13	44.09	43.71	44.25	47.80	53.04
US	1.27	1.34	1.35	1.29	1.24	1.35	1.47

The exchange movement arising during 2018 recognised in other comprehensive income is:

	2018 £m	2017 £m	2016 £m
Asia operations*	222	(295)	785
US operations	329	(477)	853
UK and Europe operations	—	3	1
Unallocated to a segment (other funds)†	(207)	304	(491)
	344	(465)	1,148

*      2017 included the recycling of the cumulative exchange gain of the sold Korea life business of £61 million to the income statement.

†      The exchange rate movement unallocated to a segment mainly reflects the translation of currency borrowings, issued by the Group parent company, that have been designated as a net investment hedge against the currency risk of the Group’s investment in the US operations.

The consolidated financial statements do not represent Prudential’s statutory accounts for the purposes of the UK Companies Act. These financial statements are based on the prescribed formats. The Group’s external auditors have reported on the 2018, 2017 and 2016 statutory accounts. Statutory accounts for 2017 and 2016 have been delivered to the UK Registrar of Companies and those for 2018 will be delivered following the Company’s Annual General Meeting. The auditor’s reports were (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006.

A2     New accounting pronouncements in 2018

IFRS 15, ‘Revenue from Contracts with Customers’

The Group has adopted IFRS 15, ‘Revenue from Contracts with Customers’ from 1 January 2018. This standard provides a single framework to recognise revenue for contracts with different characteristics and overrides the revenue recognition requirements previously provided in other standards. The contracts excluded from the scope of this standard include:

—Lease contracts within the scope of IAS 17, ’Leases’;

—Insurance contracts within the scope of IFRS 4, ‘Insurance Contracts’; and

—Financial instruments within the scope of IAS 39, ‘Financial Instruments’.

The main impacts of IFRS 15 for Prudential are to revenue recognition for asset management contracts and investment contracts that do not contain discretionary participating features but do include investment management services.

In accordance with the transition provisions in IFRS 15, the Group has adopted the standard using the full retrospective method for all periods presented. The only impact on the prior periods presented is a minor reclassification in the consolidated income statement to present certain expenses (such as rebates to clients of asset management fees) as a deduction against revenue. Revenue has been reduced by £234 million in 2018 (2017: £172 million; 2016: £124 million) with a corresponding deduction in expenses.

IFRS 9, ‘Financial Instruments’ and amendments to IFRS 4,  ‘Insurance Contracts’

The IASB published a complete version of IFRS 9 in July 2014 with the exception of macro hedge accounting and the standard is mandatorily effective for annual periods beginning on or after 1 January 2018.

In September 2016, the IASB published amendments to IFRS 4, ‘Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts’ to address the temporary consequences of the different effective dates of IFRS 9 and IFRS 17, ‘Insurance Contracts’. The amendments include an optional temporary exemption from applying IFRS 9 and the associated amendments until IFRS 17 comes into effect in 2021. This temporary exemption is available to companies whose predominant activity is to issue insurance contracts based on meeting the eligibility criteria as at 31 December 2015 as set out in the amendments.

The Group met the eligibility criteria for temporary exemption under the amendments to IFRS 4 from applying IFRS 9 and has accordingly deferred the adoption of IFRS 9. See note A3.2 for further details on IFRS 9, including the disclosures associated with the temporary exemption.

In November 2018, the IASB tentatively decided that the effective date of IFRS 17 should be delayed by one year from periods ending on or after 1 January 2021 to 1 January 2022. The IASB also tentatively decided that IFRS 9 could be delayed for insurers by an additional year to keep the effective date of IFRS 9 and IFRS 17 aligned. These changes are yet to be finalised and the Group continues to monitor developments.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements are also effective from 1 January 2018:

—IFRIC 22, ‘Foreign Currency Transactions and Advance Consideration’;

—Classification and measurement of share-based payment transactions (amendments to IFRS 2, ‘Share-based payment’);

—Transfers of Investment Property (amendments to IAS 40, ‘Investment property’); and

—Annual Improvements to IFRSs 2014-2016 Cycle.

These pronouncements have had no effect on the Group’s financial statements.

A3     Accounting policies

A3.1  Critical accounting policies, estimates and judgements

This note presents the critical accounting policies, accounting estimates and judgements applied in preparing the Group’s consolidated financial statements. Other significant accounting policies are presented in note E1. All accounting policies are applied consistently for both years presented and normally are not subject to changes unless new accounting standards, interpretations or amendments are introduced by the IASB.

The preparation of these financial statements requires Prudential to make estimates and judgements about the amounts of assets, liabilities, revenues and expenses, which are both recognised and unrecognised (eg contingent liabilities) in the primary financial statements. Prudential evaluates its estimates, including those related to long-term business provisioning and the fair value of assets as required. Below are set out those critical accounting policies the application of which requires the Group to make critical estimates and judgements. Also set out are further critical accounting policies affecting the presentation of the Group’s results and other items that require the application of critical estimates and judgements.

(a)    Critical accounting policies with linked critical estimates and judgements

Classification of insurance and investment contracts

IFRS 4 requires contracts written by insurers to be classified as either ‘insurance’ contracts or ‘investment’ contracts. The classification of the contract determines its accounting.

Impacts £433 billion of reported liabilities, requiring classification.

Judgement is applied in considering whether the material features of a contract gives rise to the transfer of significant insurance risk.

Contracts that transfer significant insurance risk to the Group are classified as insurance contracts. This judgement is made at the point of contract inception and is not revisited. For the majority of the Group’s contracts, classification is based on a readily identifiable scenario that demonstrates a significant difference in cash flows if the covered event occurs (as opposed to does not occur) reducing the level of judgement involved. Contracts that transfer financial risk to the Group but not significant insurance risk are classified as investment contracts. Furthermore, some contracts, both insurance and investment, contain discretionary participating features representing the contractual right to receive additional benefits as a supplement to guaranteed benefits that (i) are likely to be a significant portion of the total contract benefits; (ii) have an amount or timing contractually at the discretion of the insurer; and (iii) are contractually based on asset or fund performance, as discussed in IFRS 4. Insurance contracts and investment contracts with discretionary participation features are accounted for under IFRS 4. Investment contracts without such discretionary participation features are accounted for as financial instruments under IAS 39.

Insurance business units	Insurance contracts and investment contracts with discretionary participation features	Investment contracts without discretionary participation features
Asia	– With-profits contracts – Non-participating term contracts – Whole life contracts – Unit-linked policies – Accident and health policies	– Minor amounts for a number of small categories of business
US	– Variable annuity contracts – Fixed annuity contracts – Fixed index annuity contracts – Group payout annuity contracts – Life insurance contracts	– Guaranteed investment contracts (GICs) – Minor amounts of ‘annuity certain’ contracts
UK and Europe	– With-profits contracts – Bulk and individual annuity business – Non-participating term contracts	– Certain unit-linked savings and similar contracts

£433 billion of liabilities.	15. As used in these consolidated financial statements, the terms ‘grandfathered’ FRS 27 and the ‘grandfathered’ ABI SORP refer to the requirements of these pronouncements prior to their withdrawal.
Measurement of policyholder liabilities and unallocated surplus of with-profits

The measurement basis of policyholder liabilities is dependent upon the classification of the contracts under IFRS 4 described above.

Impacts £433 billion of liabilities.

Policyholder liabilities are estimated based on a number of actuarial assumptions (eg mortality, morbidity, policyholder behaviour and expenses).

IFRS 4 permits the continued usage of previously applied Generally Accepted Accounting Practices (GAAP) for insurance contracts and investment contracts with discretionary participating features.

A modified statutory basis of reporting was adopted by the Group on first time adoption of IFRS in 2005. This was set out in the Statement of Recommended Practice issued by the Association of British Insurers (ABI SORP). An exception was for UK regulated with-profits funds which were measured under FRS 27, ‘Life Assurance’ as discussed below.

FRS 27 and the ABI SORP were withdrawn for the accounting periods beginning in or after 2015. As used in these consolidated financial statements, the terms ‘grandfathered’ FRS 27 and the ‘grandfathered’ ABI SORP refer to the requirements of these pronouncements prior to their withdrawal.

For investment contracts that do not contain discretionary participating features, IAS 39 is applied and, where the contract includes an investment management element, IFRS 15, ‘Revenue’, applies.

The policies applied in each business unit are noted below. When measuring policyholder contract liabilities a number of assumptions are applied to estimate future amounts due to or from the policyholder. The nature of assumption varies by product and among the most significant are assumed rates of policyholders’ mortality, particularly in respect of annuities sold in the UK, and policyholder behaviour, particularly in the US. Additional details of valuation methodologies and assumptions applied for material product types are discussed in note C4.2.

Measurement of insurance contract liabilities and investment contract liabilities with discretionary participation features.

Asia insurance operations

The policyholder liabilities for businesses in Asia are generally determined in accordance with methods prescribed by local GAAP adjusted to comply, where necessary, with the modified statutory basis. Refinements to the local reserving methodology are generally treated as changes in estimates, dependent on their nature. In some operations, Taiwan and India, US GAAP principles are applied.

While the basis of valuation of liabilities in this business is in accordance with the requirements of the ‘grandfathered’ ABI SORP, it may differ from that determined on the modified statutory basis for the UK and Europe insurance operations with the same features.

The sensitivity of Asia insurance operations to variations in key estimates and assumptions, including mortality and morbidity, is discussed in note C7.2.

US insurance operations (Jackson)

The policyholder liabilities for Jackson’s conventional protection-type policies are determined under US GAAP principles with locked in assumptions for mortality, interest, policy lapses and expenses along with provisions for adverse deviations. For other policies, the policyholder liabilities include the policyholder account balance.

For those investment contracts in the US with fixed and guaranteed terms, the Group uses the amortised cost model to measure the liability. The US has no investment contracts with discretionary participation features.

The sensitivity of US insurance operations to variations in key estimates and assumptions, including policyholder behaviour, is discussed in note C7.3.

UK and Europe insurance operations

The UK regulated with-profits funds’ liabilities are the realistic basis liabilities in accordance with ‘grandfathered’ FRS 27. The realistic basis requires the value of liabilities to be calculated as:

–A with-profits benefits reserve; plus

–Future policy-related liabilities; plus

–The realistic current liabilities of the fund.

The with-profits benefits reserve is primarily based on the retrospective calculation of accumulated asset shares but is adjusted to reflect future policyholder benefits and other charges and expenses. Asset shares broadly reflect the policyholders’ share of the with-profits fund assets attributable to their policies.

The future policy-related liabilities must include a market consistent valuation of costs of guarantees, options and smoothing, less any related charges, and this amount is determined using either a stochastic approach, hedging costs or a series of deterministic projections with attributed probabilities.

The shareholders’ share of future costs of bonuses is included within the liabilities for unallocated surplus. Shareholders’ share of profit is recognised in line with the distribution of bonuses to policyholders.

For the purposes of local regulations, segregated accounts are established for linked business for which policyholder benefits are wholly or partly determined by reference to specific investments or to an investment-related index.

The interest rates used in establishing policyholder benefit provisions for pension annuities in the course of payment are adjusted each reporting period and include an allowance for credit risk (see note B3). Mortality rates used in establishing policyholder benefits are based on published mortality tables adjusted to reflect actual experience.

The sensitivity of the UK and Europe insurance operations to variations in key estimates and assumptions, including annuitant mortality, is discussed in note C7.4.

Measurement of investment contract liabilities without discretionary participation features.

Investment contracts without discretionary participation features are measured in accordance with IAS 39 to reflect the deposit nature of the arrangement, with premiums and claims reflected as deposits and withdrawals and taken directly to the statement of financial position as movements in the financial liability balance.

Incremental, directly attributable acquisition costs relating to the investment management element of these contracts are capitalised and amortised in line with the related revenue. If the contracts involve up-front charges, this income is also deferred and amortised through the income statement in line with contractual service provision in accordance with IFRS 15.

Investment contracts without fixed and guaranteed terms are classified as financial instruments and designated as fair value through profit or loss because the resulting liabilities are managed and their performance is evaluated on a fair value basis. Where the contract includes a surrender option its carrying value is subject to a minimum carrying value equal to its surrender value.

Other investment contracts are measured at amortised cost.

Measurement of unallocated surplus of with-profits funds.

Represents the excess of assets over policyholder liabilities that are determined in accordance with the Group's accounting policies and are based on local GAAP for the Group’s with-profits funds in the UK, Hong Kong and Malaysia that have yet to be appropriated between policyholders and shareholders. The unallocated surplus is recorded wholly as a liability with no allocation to equity. The annual excess (shortfall) of income over expenditure of the with-profits funds, after declaration and attribution of the cost of bonuses to policyholders and shareholders, is transferred to (from) the unallocated surplus each year through a charge (credit) to the income statement. The balance retained in the unallocated surplus represents cumulative income arising on the with-profits business that has not been allocated to policyholders or shareholders. The balance of the unallocated surplus is determined after full provision for deferred tax on unrealised appreciation on investments.

Liability adequacy test.

The Group performs adequacy testing on its insurance liabilities to ensure that the carrying amounts (net of related deferred acquisition costs) and, where relevant, present value of acquired in-force business is sufficient to cover current estimates of future cash flows. Any deficiency is immediately charged to the income statement.

Jackson’s liabilities for insurance contracts, which include those for separate accounts (reflecting separate account assets), policyholder account values and guarantees measured as described in note C4.2 and the associated deferred acquisition cost asset are measured under US GAAP and liability adequacy testing is performed in this context. Under US GAAP, most of Jackson’s products are accounted for under Accounting Standards Codification Topic 944, Financial Services – Insurance of the Financial Accounting Standards Board (ASC 944) whereby deferred acquisition costs are amortised in line with expected gross profits. Recoverability of the deferred acquisition costs in the balance sheet is tested against the projected value of future profits using current estimates and therefore no additional liability adequacy test is required by IFRS 4. The DAC recoverability test is performed in line with US GAAP requirements which in practice is at a grouped level of those contracts managed together.

(b)     Further critical accounting policies

Measurement and presentation of derivatives and debt securities of US insurance operations

Jackson holds a number of derivative instruments and debt securities. The selection of the accounting approach for these items significantly affects the volatility of IFRS profit before tax.

£(2,014) million of the US income statement investment return arises from such derivatives and debt securities.

Jackson enters into derivative instruments to mitigate economic exposures. The Group has considered whether it is appropriate to undertake the necessary operational changes to qualify for hedge accounting so as to achieve matching of value movements in hedging instruments and hedged items in the performance statements. The key factors considered in this assessment were the complexity of asset and liability matching in Jackson’s product range and the difficulty and cost of applying the macro hedge provisions under IAS 39 (which are more suited to banking arrangements) to Jackson’s derivative book.

The Group has decided that, except for occasional circumstances, applying hedge accounting using IAS 39 to derivative instruments held by Jackson would not improve the relevance or reliability of the financial statements to such an extent that would justify the difficulty and cost of applying these provisions. As a result of this decision, the total income statement results are more volatile as the movements in the fair value of Jackson’s derivatives are reflected within it. This volatility is reflected in the level of short-term fluctuations in investment returns, as shown in notes B1.1 and B1.2.

Under IAS 39, unless carried at amortised cost (subject to impairment provisions where appropriate) under the held-to-maturity category, debt securities are also carried at fair value. The Group has chosen not to classify any financial assets as held-to-maturity. Debt securities of Jackson are designated as available-for-sale with value movements, unless impaired, being recorded as movements within other comprehensive income. Impairments are recorded in the income statement.

Presentation of results before tax

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders which distinguishes between tax attributable to policyholders and unallocated surplus and tax borne by shareholders, to support understanding of the performance of the Group.

Profit before tax attributable to shareholders is £3,635 million and compares to profit before tax of £3,309 million.

The total tax charge for the Group reflects tax that, in addition to relating to shareholders’ profits, is also attributable to policyholders and unallocated surplus of with-profits funds and unit-linked policies. Further detail is provided in note B4. Reported profit before the total tax charge is not representative of pre-tax profits attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profits attributable to shareholders the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholder and shareholder components.

Segmental analysis of results and earnings attributable to shareholders

The Group uses adjusted IFRS operating profit based on longer-term investment returns as the segmental measure of its results.

Total segmental adjusted IFRS operating profit based on longer-term investment returns is £5,717 million and is shown in note B1.1.

The basis of calculation of adjusted IFRS operating profit based on longer-term investment returns is disclosed in note B1.3.

For shareholder-backed business, with the exception of debt securities held by Jackson and assets classified as loans and receivables at amortised cost, all financial investments and investment property are designated as assets at fair value through profit or loss. Short-term fluctuations in fair value affect the result for the year and the Group provides additional analysis of results before and after the effects of short-term fluctuations in investment returns, together with other items that are of a short-term, volatile or one-off nature. The effects of short-term fluctuations include asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ as described in note B1.2.

Short-term fluctuations in investment returns on assets held by with-profits funds in the UK, Hong Kong, Malaysia and Singapore, do not affect directly reported shareholder results. This is because (i) the unallocated surplus of with-profits funds is accounted for as a liability and (ii) excess or deficits of income and expenditure of the funds over the required surplus for distribution are transferred to or from policyholder liabilities (including the unallocated surplus).

(c)     Further critical estimates or judgements

Deferred acquisition costs for insurance contracts

The Group applies judgement in determining qualifying costs that should be capitalised (ie those costs of acquiring new insurance business that meet the criteria under the Group’s accounting policy for deferred acquisition costs).

The Group estimates projected future profits/margins to assess whether adjustments to the carrying value or amortisation profile of deferred acquisition cost assets are necessary.

Except for acquisition costs of with-profits contracts of the UK regulated with-profits funds, which are accounted for under the ‘grandfathered’ FRS 27, costs of acquiring new insurance business are accounted for in a way that is consistent with the principles of the ‘grandfathered’ ABI SORP with deferral and amortisation against margins in future revenues on the related insurance policies. In general, this deferral is shown by an explicit carrying value in the balance sheet. However, in some Asia operations the deferral is implicit through the reserving methodology. The recoverability of the deferred acquisition costs is measured and is deemed impaired if the projected margins (which are estimated based on a number of assumptions similar to those underlying policyholder liabilities) are less than the carrying value. To the extent that the future margins differ from those anticipated, then an adjustment to the carrying value will be necessary either through an impairment (if the projected margins are lower than carrying value) or through a change in the amortisation profile.

£10.1 billion of deferred acquisition costs as per note C5.2(b).

Asia insurance operations

For those business units applying US GAAP to insurance assets and liabilities, as permitted by the ‘grandfathered’ ABI SORP, principles similar to those set out in the US insurance operations paragraph below are applied to the deferral and amortisation of acquisition costs. For other territories in Asia, the general principles of the ‘grandfathered’ ABI SORP are applied with, as described above, deferral of acquisition costs being either explicit or implicit through the reserving basis.

US insurance operations

The most material estimates and assumptions applied in the measurement and amortisation of deferred acquisition cost balances relate to the US insurance operations.

The Group’s US insurance operations apply FASB ASU 2010-26 on ‘Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts’ and capitalise only those incremental costs directly relating to successfully acquiring a contract.

For term life business, acquisition costs are deferred and amortised in line with expected premiums. For annuity and interest-sensitive life business, acquisition costs are deferred and amortised in line with expected gross profits on the relevant contracts. For fixed and fixed index annuity and interest-sensitive life business, the key assumption is the long-term spread between the earned rate on investments and the rate credited to policyholders. In addition, expected gross profits depend on mortality assumptions, assumed unit costs and lapses (including the related charges), all of which are based on a combination of Jackson’s actual experience, industry benchmarking and future expectations. A detailed analysis of actual mortality, lapse and expenses experience is performed using internally developed experience studies.

For US variable annuity business, a key assumption is the long-term investment return from the separate accounts. Jackson uses a mean reversion methodology that sets the projected level of return for each of the next five years such that these returns in combination with the actual rates of return for the preceding three years, including the current year, average the assumed long-term annual return (gross of asset management fees and other charges to policyholders, but net of external fund management fees) over the eight year period. Projected returns after the mean reversion period revert back to the long-term investment return. For further details on current balances, assumptions and sensitivity, refer to note C5.2(b) and C7.3 (iv).

To ensure that the methodology in extreme market movements produces future expected returns that are realistic, the mean reversion technique has a cap and floor feature whereby the projected returns in each of the next five years can be no more than 15 per cent per annum and no less than 0 per cent per annum (both gross of asset management fees and other charges to policyholders, but net of external fund management fees) in each year.

Jackson makes certain adjustments to the deferred acquisition costs which are recognised directly in other comprehensive income (‘shadow accounting’) to match the recognition of unrealised gains or losses on available-for-sale securities causing the adjustments. More precisely, shadow deferred acquisition costs adjustments reflect the change in deferred acquisition costs that would have arisen if the assets held in the statement of financial position had been sold, crystallising unrealised gains or losses, and the proceeds reinvested at the yields currently available in the market.

UK and Europe insurance operations

For UK regulated with-profits funds where ‘grandfathered’ FRS 27 is applied, these costs are expensed as incurred. The majority of the UK shareholder-backed business is individual and group annuity business where the deferral of acquisition costs is negligible.

Financial investments – Valuation

Financial investments held at fair value represent £401.3 billion of the Group’s total assets.

Financial investments held at amortised cost represent £13.3 billion of the Group’s total assets.

The Group estimates the fair value of financial investments, that are not actively traded, using quotations from independent third parties or internally developed pricing models.

The Group holds the majority of its financial investments at fair value (either through profit and loss or available-for-sale). Information on the inclusion within the income statement of gains/losses arising on debt securities classified as available-for-sale is included in note E1(e)(i). Financial investments held at amortised cost primarily comprise loans and deposits.

Determination of fair value

The Group uses current bid prices to value its investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties as described further in note C3.1. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C3.1(b).

If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement which reflects the price at which an orderly transaction would take place between market participants on the measurement date. The valuation techniques include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation and may include a number of assumptions relating to variables such as credit risk and interest rates. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as ‘level 3’ to which valuation techniques are applied, and the sensitivity of profit before tax to a change in these items’ valuation, are presented in note C3.1(d).

Determination of impaired value

In estimating the present value of future cash flows for determining the impaired value of instruments held at amortised cost, the Group looks at the expected cash flows of the assets and applies historical loss experience of assets with similar credit risks that has been adjusted for conditions in the historical loss experience which no longer exist, or for conditions that are expected to arise. The estimated future cash flows are discounted using the financial asset’s effective interest rate and exclude credit losses that have not yet been incurred.

In estimating any required impairment for US residential mortgage-backed and other asset-backed securities held as available-for-sale, the expected value of future cash flows is determined using a model, the key assumptions of which include how much of the currently delinquent loans will eventually default and assumed loss severity. Further details of the assumptions and estimates applied in assessing impairment of US available-for-sale securities are given in note C3.2(g).

Financial investments - Determining impairment in relation to financial assets

The Group applies judgement to assess whether factors such as the severity and duration of the decline in fair value, the financial condition and the prospects of the issuer indicate an impairment in value of financial investments classified as ‘available-for-sale’ or ‘at amortised cost’.

If evidence for impairment exists, valuation techniques, including estimates, are then applied in determining the impaired value.

The Group estimates the impaired value of financial investments based on its expectation of discounted future cash flows.

Affects £54.2 billion of assets.

For financial investments classified as ‘available for sale’ or ‘at amortised cost’, if a loss event that will have a detrimental effect on cash flows is identified, an impairment loss is recognised in the income statement. The loss recognised is determined as the difference between the book cost and the fair value of the relevant impairment assets. The loss comprises the effect of the expected loss of contractual cash flows and any additional market-price driven temporary reductions in values.

Available-for-sale securities

The Group’s review of fair value involves several factors, including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealised losses currently in equity may be recognised in the income statement in future periods. Additional details on the methodology and estimates used to determine impairments of the available-for-sale securities of Jackson are described in note C3.2(g).

The majority of the US insurance operation’s debt securities portfolio is accounted for on an available-for-sale basis. The consideration of evidence of impairment requires management’s judgement. In making this determination a range of market and industry indicators are considered including the severity and duration of the decline in fair value and the financial condition and prospects of the issuer.

For US residential mortgage-backed and other asset-backed securities, all of which are classified as available-for-sale, impairment is estimated using a model of expected future cash flows. Key assumptions used in the model include assumptions about how much of the currently delinquent loans will eventually default and assumed loss severity.

Assets held at amortised cost

When assets held at amortised cost are subject to impairment testing estimated future cash flows are compared to the carrying value of the asset. In estimating future cash flows, the Group looks at the expected cash flows of the assets and applies historical loss experience of assets with similar credit risks that has been adjusted for conditions in the historical loss experience which no longer exist, or for conditions that are expected to arise. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred.

Reversal of impairment losses

If, in subsequent periods, an impaired debt security held on an available-for-sale basis or an impaired loan or receivable recovers in value (in part or in full), and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

Intangible assets – Carrying value of distribution rights

The Group applies judgement to assess whether factors such as the financial performance of the distribution arrangement, changes in relevant legislation and regulatory requirements indicate impairment of intangible assets representing distribution rights.

To determine the impaired value the Group estimates the discounted future expected cash flows arising from distribution rights.

Affects £1.7 billion of assets.

Distribution rights relate to bancassurance partnership arrangements for bank distribution of products for the term of the contractual agreement with the bank partner, for which an asset is recognised based on fees paid. Distribution rights impairment testing is conducted when there is an indication of impairment.

To assess indicators of impairment, the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than originally expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate impairment has occurred.

If an impairment has occurred, an impairment charge is recognised for the difference between the carrying value and recoverable amount of the asset which is recognised in the income statement. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the cash generating unit to which it is allocated.

A3.2   New accounting pronouncements not yet effective

The following standards, interpretations and amendments have been issued but are not yet effective in 2018, including those which have not yet been adopted in the EU. This is not intended to be a complete list as only those standards, interpretations and amendments that could have a material impact upon the Group’s financial statements are discussed.

Accounting pronouncements endorsed by the EU but not yet effective

IFRS 9, ‘Financial instruments: Classification and measurement’

In July 2014, the IASB published a complete version of IFRS 9 with the exception of macro hedge accounting. The standard became mandatorily effective for the annual periods beginning on or after 1 January 2018, with early application permitted and transitional rules apply.

As discussed in note A2, the Group met the eligibility criteria for temporary exemption under the Amendments to IFRS 4 from applying IFRS 9 in 2018 and has accordingly deferred the adoption of IFRS 9 until IFRS 17, ‘Insurance Contracts’ is adopted upon its mandatory effective date. The Group is eligible as its activities are predominantly to issue insurance contracts based on the criteria as set out in the amendments to IFRS 4.The disclosure of the fair value of the Group’s financial assets, showing the amounts for instruments that meet the ‘Solely for Payment of Principal and Interest’ (SPPI) criteria separately from all other financial assets, as required for entities applying the temporary exemption is provided below.

When adopted IFRS 9 replaces the existing IAS 39, ’Financial Instruments - Recognition and Measurement’, and will affect the following three areas:

–The classification and the measurement of financial assets and liabilities

IFRS 9 redefines  the classification of financial assets. Based on the way in which the assets are managed in order to generate cash flows and their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’), financial assets are classified into one of the following categories: amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). An option is also available at initial recognition to irrevocably designate a financial asset as at FVTPL if doing so eliminates or significantly reduces accounting mismatches.

Under IAS 39, 85 per cent of the Group’s investments are valued at FVTPL and the Group’s current expectation is that a significant proportion will continue to be designated as such under IFRS 9.

The existing IAS 39 amortised cost measurement for financial liabilities is largely maintained under IFRS 9. For financial liabilities designated at FVTPL IFRS 9 requires changes in fair value due to changes in entity’s own credit risk to be recognised in other comprehensive income.

–The calculation of the impairment charge relevant for financial assets held at amortised cost or FVOCI

A new impairment model based on an expected credit loss approach replaces the existing IAS 39 incurred loss impairment model, resulting in earlier recognition of credit losses compared to IAS 39.

This aspect is the most complex area of IFRS 9 to implement and will involve significant judgements and estimation processes. The Group is currently assessing the scope of assets to which these requirements will apply.

–The hedge accounting requirements which are more closely aligned with the risk management activities of the Company. No significant change to the Group’s hedge accounting is currently anticipated, but this remains under review.

The Group is assessing the impact of IFRS 9 and implementing this standard in conjunction with the IFRS 17. Further details on IFRS 17 are provided below.

The parent company and a number of non-insurance UK and Asia subsidiaries within the Group have adopted IFRS 9 in 2018 in their individual or separate financial statements where these statements are prepared in accordance with IFRS, including the UK Financial Reporting Standard 101 Reduced Disclosure Framework. In addition, Prudential Pensions Limited, a UK insurance subsidiary, has adopted IFRS 9 in its individual financial statements as it did not meet the eligibility criteria for temporary exemption. Prudential Pensions Limited writes mostly unit-linked products that are classified as investment contracts without discretionary participation features. The results for these entities continue to be accounted for on an IAS 39 basis in these consolidated financial statements.

The 2018 individual financial statements of the UK subsidiaries that include IFRS 9 information relevant to the current year can be obtained publicly when filed with the UK Registrar of Companies later in the year via the UK Companies House website. These financial statements include those of Prudential Pensions Limited referred to above, the consolidated and individual financial statements of M&G Group Limited and its UK operating subsidiaries and the financial statements of Prudential Capital plc, Prudential Corporation Holdings Limited, Prudential Holdings Limited and M&G Prudential Limited. For the Asia subsidiaries that adopted IFRS 9 in their individual financial statements, the public availability of these statements varies according to the local laws and regulations of each jurisdiction.

The fair value of the Group’s directly held financial assets at 31 December 2018 is shown below. Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) as defined by IFRS 9 are shown separately. This excludes financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis.

	Financial assets that pass		All other financial assets,
	the SPPI test		net of derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets on the Group’s statement of financial	31 Dec 2018	during the year	31 Dec 2018	during the year
position	£m	£m	£m	£m

Accrued investment income	2,749	—	—	—
Other debtors	4,088	—	—	—
Loans(1)	11,914	(493)	6,505	(175)
Equity securities and portfolio holdings in unit trusts	—	—	214,733	(16,359)
Debt securities(2)	39,522	(1,574)	135,834	(3,343)
Derivative assets, net of derivative liabilities	—	—	(12)	(941)
Other investments	—	—	6,512	466
Deposits	11,796	—	—	—
Cash and cash equivalents	12,125	—	—	—
Total financial assets, net of derivative liabilities	82,194	(2,067)	363,572	(20,352)

Further information on the loans and debt securities that pass the SPPI test

(1)  The loans that pass the SPPI test in the table above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C3.3.

(2)  The debt securities that pass the SPPI test in the table above are wholly held by Jackson and are classified as available-for-sale under IAS 39. The credit ratings of these securities, analysed on the same basis of those disclosed in note C3.2, are as follows:

	31 Dec 2018 £m
				BBB+ to	Below		Total
Jackson	AAA	AA+ to AA-	A+ to A-	BBB-	BBB-	Other	fair value

Debt securities that pass the SPPI test	652	7,252	10,214	14,315	843	6,246	39,522

The underlying financial assets of the Group’s joint ventures and associates accounted for using the equity method are analysed below into those which meet the SPPI condition of IFRS 9, excluding any financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis, and all other financial assets. Fair value information for joint ventures and associates is also set out in the table below:

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets held by the Group’s joint ventures and	31 Dec 2018	during the year	31 Dec 2018	during the year
associates accounted for using the equity method	£m	£m	£m	£m

Accrued investment income	131	—	—	—
Other debtors	212	—	—	—
Loans	117	—	—	—
Equity securities and portfolio holdings in unit trusts	—	—	3,677	(281)
Debt securities	—	—	4,247	86
Deposits	355	—	—	—
Cash and cash equivalents	396	—	—	—
Total financial assets, net of derivative liabilities	1,211	—	7,924	(195)

IFRS 16, ‘Leases’

In January 2016, the IASB published IFRS 16, 'Leases' effective for periods beginning on or after 1 January 2019, with earlier adoption permitted if IFRS 15, 'Revenue from Contracts with Customers' has also been applied. The new standard brings most leases on-balance-sheet for lessees under a single model, eliminating the distinction between operating and finance leases. For lessee accounting, this has the effect of requiring most of the existing operating leases to be accounted for in a similar manner as finance leases under the existing IAS 17, ‘Leases’. The only optional exemptions are for short-term leases and leases of low-value assets. Lessor accounting, however, remains largely unchanged from IAS 17.

IFRS 16 will apply primarily to operating leases of major properties occupied by the Group’s businesses where Prudential is a lessee. Under IFRS 16, these leases will be brought onto the Group’s statement of financial position with a ‘right of use’ asset being established and a corresponding liability representing the obligation to make lease payments. The current rental accrual charge in the income statement will be replaced with a depreciation charge for the ‘right of use’ asset and an interest expense on the lease liability leading to a more front-loaded operating lease cost profile compared to IAS 17.

IFRS 16 permits transition to the new standard through a modified retrospective approach or a full retrospective approach. Under the modified retrospective approach, as well as affording a number of simplifications, the Group’s comparative information is not restated, but there may be an adjustment to retained earnings at the date of initial application (ie 1 January 2019) depending on the option used to measure ‘right-of-use asset’. Under the modified retrospective approach, a lessee has the option to choose, on a lease-by-lease basis, to measure the ‘right-of-use’ asset at either its carrying amount as if the standard had been applied since the commencement of the lease (referred to as ‘modified retrospective approach option A’) or an amount equal to the discounted remaining lease payments adjusted by any prepaid or accrued lease payment balance immediately before the date of initial application of the standard (referred to as ‘modified retrospective approach option B’).

Following the completion of the IFRS 16 implementation project, the Group has adopted IFRS 16 from 1 January 2019 using the modified retrospective approach option B. It is estimated that application of the standard will result in recognition of an additional lease liability amounting to approximately £0.8 billion and a corresponding ‘right-of-use’ asset to a similar amount as at 1 January 2019. These amounts remain subject to ongoing refinement and verification. Under the modified retrospective approach option B there is no adjustment  to the Group’s retained earnings at 1 January 2019. For existing finance leases where the Group is a lessee, the carrying amount of the ‘right-of-use’ asset and lease liability at 1 January 2019 will be determined based on the carrying amount of the lease asset and lease liability immediately before that date measured applying IAS 17.

The Group will apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts, which were identified as leases in accordance with IAS 17 and IFRIC 4, ‘Determining whether an Arrangement contains a Lease’, entered into before 1 January 2019. The Group also will apply the practical expedient to use a single discount rate to a portfolio of leases with reasonably similar characteristics. Accordingly, for such portfolios, the incremental borrowing rates used to discount the future lease payments will be determined based on country specific risk-free rates adjusted with a margin/spread to reflect the Group’s credit standing, lease term and the outstanding lease payments.

Accounting pronouncements not yet endorsed by the EU

IFRS 17, ‘Insurance Contracts’

In May 2017, the IASB issued IFRS 17, ‘Insurance Contracts’ to replace the existing IFRS 4, ‘Insurance Contracts’. The standard, which is subject to endorsement in the EU and other territories, applies to annual periods beginning on or after 1 January 2021. In November 2018, the IASB tentatively decided to delay the effective date of IFRS 17 by one year to periods beginning on or after 1 January 2022 and is considering further amendments to this new standard. Early application is permitted, provided the entity also applies IFRS 9 on or before the date it first applies IFRS 17. The Group intends to adopt the new standard on its mandatory effective date, alongside the adoption of IFRS 9.

IFRS 4 permitted insurers to continue to use the statutory basis of accounting for insurance assets and liabilities that existed in their jurisdictions prior to January 2005. IFRS 17 replaces this with a new measurement model for all insurance contracts.

IFRS 17 requires liabilities for insurance contracts to be recognised as the present value of future cash flows, incorporating an explicit risk adjustment, which is updated at each reporting date to reflect current conditions, and a contractual service margin (CSM) that is equal and opposite to any day-one gain arising on initial recognition. Losses are recognised directly into the income statement. For measurement purposes, contracts are grouped together into contracts of similar risk, profitability profile and issue year, with further divisions for contracts that are managed separately.

Profit for insurance contracts under IFRS 17 is represented by the recognition of the services provided to policyholders in the period (release of the CSM), release from non-economic risk (release of risk adjustment) and investment profit.

The CSM is released as profit over the coverage period of the insurance contract, reflecting the delivery of services to the policyholder. For certain contracts with participating features (where a substantial share of the fair value of the related investments and other underlying items is paid to policyholders) such as the Group’s with-profits products, the CSM reflects the variable fee to shareholders. For these contracts, the CSM is adjusted to reflect the changes in economic experience and assumptions. For all other contracts the CSM is only adjusted for non-economic assumptions.

IFRS 17 introduces a new measure of insurance revenue, based on the delivery of services to policyholders and excluding any premiums related to the investment elements of policies, which will be significantly different from existing premium revenue measures, currently reported in the income statement. In order to transition to IFRS 17, the amount of deferred profit, being the CSM at transition date, needs to be determined.

IFRS 17 requires this CSM to be calculated as if the standard had applied retrospectively. However if this is not practical an entity is required to choose either a simplified retrospective approach or to determine the CSM by reference to the fair value of the liabilities at the transition date. The approach for determining the CSM will have a significant impact on both shareholders’ equity and on the amount of profits on in-force business in future reporting periods.

IFRS 17 Implementation Programme

IFRS 17 is expected to have a significant impact as the requirements of the new standard are complex and requires a fundamental change to accounting for insurance contracts as well as the application of significant judgement and new estimation techniques. The effect of changes required to the Group’s accounting policies as a result of implementing these standards are currently uncertain, but these changes can be expected to, among other things, alter the timing of IFRS profit recognition. Given the implementation of this standard is likely to involve significant enhancements to IT, actuarial and finance systems of the Group, it will also have an impact on the Group’s expenses.

The Group has a Group-wide implementation programme underway to implement IFRS 17 and IFRS 9. The programme is responsible for setting Group-wide accounting policies and developing application methodologies, establishing appropriate processes and controls, sourcing appropriate data and implementing actuarial and finance system changes.

A Group-wide Steering Committee, chaired by the Group Chief Financial Officer with participation from the Group Risk function and the Group’s and business units’ senior finance managers, provides oversight and strategic direction to the implementation programme. A number of sub-committees are also in place to provide governance over the technical interpretation and accounting policies selected, programme management, design and delivery of the programme.

The Group remains on track to start providing IFRS 17 financial statements in line with the requirements for interim reporting at its effective date, which is currently expected to be 2022.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements have also been issued and are not yet effective but the Group is not expecting them to have a significant impact on the Group’s financial statements:

–IFRIC Interpretation 23, ‘Uncertainty over income tax treatments’, issued in June 2017 and effective from 1 January 2019. This interpretation has been endorsed by the EU;

–Amendments to IAS 28, ‘Long-term Interests in Associates and Joint Ventures’, issued in October 2017 and effective from 1 January 2019;

–Annual Improvements to IFRSs 2015-2017 cycle issued in December 2017 and effective from January 2019;

–Amendments to IAS 19, ‘Plan Amendment, Curtailment or Settlement’, issued in February 2018 and effective from 1 January 2019;

–Amendment to IFRS 3, ‘Business Combinations’, issued in October 2018 and effective from 1 January 2020; and

–Amendments to IAS 1 and IAS 8, ‘Definition of material’, issued in October 2018 and effective from 1 January 2020.